Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES
10.	LEASES

At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. ROU assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments derived from the lease.

Operating lease and finance lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. Rent expense is recognized on a straight-line basis over the lease terms.

On September 1, 2022, the Company renewed leased plants with original lease term expired on August 31, 2022 and extended the lease term for another five years to August, 2027.

On November 7, 2023, the Company renewed leased equipment with original leases term expired on August 20, 2023 and extended the lease term for another five years to February 19, 2028. The Company will have ownership of the equipment upon maturity of the leases.

On November 23, 2023, the Company combined and renewed leased office with two original leases term expired on November 31, 2023 and extended the lease term for another two years to November 30, 2025.

Balance sheet information related to ROU assets and lease liabilities are as follows:

	As of March 31,
	2024	2023
Operating lease right-of-use assets	$2,504,303	$2,614,980
Operating lease right-of-use assets- accumulated amortization	(845,006)	(493,910)
Operating lease right-of-use assets, net	$1,659,297	$2,121,070

Operating lease liabilities, current	$506,061	$485,051
Operating lease liabilities, non-current	1,184,056	1,653,411
Total operating lease liabilities	$1,690,117	$2,138,462

	As of March 31,
	2024	2023
Finance lease right-of-use asset	$22,429	$-
Finance lease right-of-use asset- accumulated amortization	(4,641)	-
Finance lease right-of-use asset, net	$17,788	$-

Finance lease liabilities, current	$4,454	$-
Finance lease liabilities, non-current	13,709	-
Total Finance lease liabilities	$18,163	$-

The weighted average remaining lease terms and discount rates for the operating lease as of March 31, 2024 and 2023 are as follows:

	As of March 31,
	2024	2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)
Operating lease	3.24	4.26
Finance lease	3.89	-
Weighted average discount rate (1)
Operating lease	4.72%	4.57%
Finance lease	4.30%	-

(1)	The weighted-average discount rate is calculated on the basis of both (i) the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date; and (ii) the remaining balance of the lease payments for each lease as of the reporting date. The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

The components of lease expense for the years ended March 31, 2024, 2023 and 2022 are as follows:

	For the years ended March 31,
	2024	2023	2022
Operating lease:
Operating lease expense	$589,105	$592,655	$584,983
Short-term lease expense	86,084	109,494	89,494
Total operating lease expenses	675,189	702,149	674,477
Finance leases:
Amortization expense	4,675	-	-
Interest expense	888	-	-
Total finance lease expenses	5,563	-	-
Total lease expenses	$680,752	702,149	$584,983

For the years ended March 31, 2024, 2023 and 2022, cash paid for operating leases are $575,014, $601,953 and $635,499, and cash paid for finance leases are $4,322, nil and nil, respectively.

The following table summarizes the maturity of lease liabilities and future minimum payments of leases as of March 31, 2024:

	Operating lease	Finance lease
Year ending March 31,
2025	$573,025	$5,148
2026	537,052	5,148
2027	502,868	5,148
2028	209,528	4,290
Total lease payments	1,822,473	19,734
Less: imputed interest	(132,356)	(1,571)
Total lease liabilities	$1,690,117	$18,163